Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations And Summary Of Significant Accounting Policies

(1)        Nature of Operations and Summary of Significant Accounting Policies

(a)      Nature of Operations--The Monarch Cement Company (Monarch) is principally engaged in the manufacture and sale of portland cement. The marketing area for Monarch’s products consists primarily of the State of Kansas, the State of Iowa, southeast Nebraska, western Missouri, northwest Arkansas and northern Oklahoma. Sales are made primarily to contractors, ready-mixed concrete plants, concrete products plants, building materials dealers and governmental agencies. Subsidiaries of Monarch (which together with Monarch are referred to herein as the “Company”) sell ready-mixed concrete, concrete products and sundry building materials within Monarch’s marketing area.

(b)      Principles of Consolidation--Monarch has direct control of certain operating companies that have been deemed to be subsidiaries within the meaning of accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission. Accordingly, the financial statements of such companies have been consolidated with Monarch’s financial statements. All significant intercompany transactions have been eliminated in consolidation.

Pursuant to a Stock Purchase Agreement between Monarch and the owners of Kay Concrete Materials Co. (Kay Concrete) on April 15, 2011, Monarch acquired all of the issued and outstanding shares of common stock of Kay Concrete, a ready-mixed concrete company located in southwest Missouri. The purpose of the acquisition was to expand our ready-mixed concrete business in the region. The aggregate consideration paid by Monarch at closing was approximately $5.0 million consisting of $1.4 million cash, 105,750 shares of Monarch’s capital stock valued at $2.7 million based on the April 15, 2011 price per share of $26.00, and a note payable of $0.9 million. The amount of Kay Concrete’s revenue and earnings included in the Company’s consolidated income statement for the year ended December 31, 2011 is $3.0 million and $(0.5) million, respectively.

(c)      Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)      Reclassifications--Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the current year presentation. These reclassifications had no material effect on net earnings.

(e)      Cash Equivalents--The Company considers all liquid investments with original maturities of three months or less which we do not intend to roll over beyond three months to be cash equivalents. At December 31, 2012 and 2011, cash equivalents consisted primarily of money market investments and repurchase agreements with various banks.

The FDIC, through the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), has permanently raised the standard maximum deposit insurance amount (SMDIA) to fully guarantee all deposit accounts up to $250,000. In addition, the FDIC has adopted Section 343 of the Dodd-Frank Act, effective December 31, 2010, which provides for unlimited deposit insurance for noninterest-bearing transaction accounts for two years starting December 31, 2010. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC’s general deposit insurance rules.

At December 31, 2012, the Company had $1.3 million in sweep arrangement accounts that were not covered by FDIC’s general deposit insurance.

(f)       Investments--Equity securities for which the Company has no immediate plan to sell but that may be sold in the future are classified as available for sale. If the fair value of the equity security is readily determinable, it is carried at fair value and unrealized gains and losses are recorded, net of related income tax effects, in stockholders’ equity. Realized gains and losses, based on the specifically identified cost of the security, are included in net income. Equity securities whose fair value is not readily determinable are carried at cost unless the Company is aware of significant adverse effects which have impaired the investments.

 The Company does not participate in hedging activities and does not use derivative instruments.

(g)      Receivables--Accounts receivable are stated at the amount billed to customers. The Company provides an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are ordinarily due 30 days after the issuance of the invoice. Accounts past due are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

(h)      Inventories--Inventories of finished cement and work in process are recorded at the lower of cost or market on a last-in, first-out (LIFO) basis. Total inventories reported under LIFO amounted to $8.4 million and $5.3 million as of December 31, 2012 and 2011, respectively. Under the average cost method of accounting (which approximates current cost), these inventories would have been $3.2 million, $3.8 million, and $4.4 million higher than those reported at December 31, 2012, 2011 and 2010, respectively. The cost of manufactured items includes all material, labor, factory overhead and production-related administrative overhead required in their production.

We incurred a permanent reduction in the LIFO layers of work in process and cement inventories resulting in liquidation gains of $0.5 million for the year 2011. The liquidation gains were recognized as reductions of cost of sales. We did not incur any material liquidation gains in the LIFO layers for the years 2012 and 2010.

Other inventories are purchased from outside suppliers. Fuel and other materials are priced by the first-in, first-out (FIFO) method while operating and maintenance supplies are recorded using the average cost method.

Inventories of fuel, gypsum, paper sacks and other are used in the manufacture of cement. The operating and maintenance supplies consist primarily of spare parts for our cement manufacturing equipment.

(i)       Property, Plant and Equipment--Property, plant and equipment are stated at cost of acquisition or construction. The Company capitalizes the cost of interest on borrowed funds used to finance the construction of property, plant and equipment. During 2012, 2011, and 2010, the Company capitalized approximately $117,900, $86,500, and $121,700, respectively, of interest expense related to current construction projects.

As of December 31, 2012 and 2011, the amount of accounts payable related to property, plant and equipment was $157,126 and $86,264, respectively.

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Cost of Sales	$11,300,000	$11,000,000	$10,900,000
Selling, General and Administrative Expenses	400,000	300,000	300,000
Other, net	300,000	400,000	500,000
Total	$12,000,000	$11,700,000	$11,700,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company’s buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets’ useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

The Company continually evaluates whether events or changes in circumstances have occurred that would indicate that the carrying amount of long-lived assets may not be recoverable. An impairment loss would be recognized and the asset cost would be adjusted to fair value when undiscounted estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The impairment loss would be the amount by which the carrying amount of a long-lived asset exceeds its fair value. Various factors that the Company considers in its review include changes in expected use of the assets, changes in technology, changes in operating performance and changes in expected future cash flows. No asset impairment was recognized during the years ended December 31, 2012 and 2011.

(j)       Other Current Liabilities--Accrued liabilities-Other contains approximately $0.5 million and $1.2 million related to prepayments held on account in 2012 and 2011, respectively.

(k)      Income Taxes--Deferred tax assets and liabilities are recognized for the tax effects of differences between the financial statement and tax bases of assets and liabilities.  A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

(l)       Revenue Recognition--The Company records revenue from the sale of cement, ready-mixed concrete, concrete products and sundry building materials following delivery of the products to customers.  In the event the Company receives advance payment on orders, we defer revenue recognition until the product is delivered.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Short-term contracts for specific projects are generally of three to six months in duration. Long-term contracts relate to specific projects with terms in excess of one year from the contract date. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. The majority of the long-term contracts will allow only scheduled billings and contain retainage provisions under which 5% to 10% of the contract invoicing may be withheld by the customer pending project completion. As of December 31, 2012, the amount of billed retainage which is included in accounts receivable was approximately $170,000, all of which is expected to be collected within one year. The amount of billed retainage which was included in accounts receivable at December 31, 2011 was approximately $129,000. The amount of unbilled revenue in accounts receivable was approximately $1,231,000 and $802,000 at December 31, 2012 and 2011, respectively. Unbilled revenue contained approximately $526,000 and $125,000 of not-currently-billable retainage at December 31, 2012 and 2011, respectively, which is expected to be collected within one year.

(m)     Cost of Sales--The Company considers all production and shipping costs, (gain) loss on disposal of operating assets, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs and internal transfer costs as cost of sales.

(n)      Selling, General and Administrative Expenses--Selling, general and administrative expenses consist of sales personnel salaries and expenses, promotional costs, accounting personnel salaries and expenses, director and administrative officer salaries and expenses, legal and professional expenses, and other expenses related to overall corporate costs.

(o)      Other, net--Other, net contains miscellaneous nonoperating income (expense) items excluding interest income, interest expense, gains (losses) on sale of equity investments, realized loss on impairment of equity investments, and dividend income. Significant items in Other, net for 2012 include farm income of approximately $149,000. Significant items in Other, net for 2011 include proceeds from scrap sales of approximately $150,000. Significant items in Other, net for 2010 include farm income of approximately $154,500, a gain of $700,000 related to the sale of a nonoperating asset, and proceeds from scrap sales of approximately $51,000.

(p)      Earnings per Share--Basic earnings per share is based on the weighted average common shares outstanding during each year. Diluted earnings per share are based on the weighted average common and common equivalent shares outstanding each year. Monarch has no common stock equivalents and therefore does not report diluted earnings per share. The weighted average number of shares outstanding was 4,013,634 in 2012, 4,033,817 in 2011, and 4,020,411 in 2010.

(q)      Taxes Collected from Customers and Remitted to Governmental Authorities--Taxes collected from customers and remitted to governmental authorities are presented in the accompanying consolidated statements of income on a net basis.

(r)       Self Insurance--The Company has elected to self-insure certain costs related to employee and retiree health and accident benefits programs. Costs resulting from self-insured losses are charged to income when incurred. Health benefits provided to employees in the Ready-Mixed Concrete Business and health and accident benefits provided to employees and retirees in the Cement Business are totally self-insured but are subject to an individual stop loss of $100,000 and $200,000 for the Ready-Mixed Concrete Business and the Cement Business, respectively, with an aggregate stop loss of 120% for both lines of business.

(s)      Disclosure about Fair Value of Financial Instruments--Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Cash and cash equivalents, receivables, accounts payable and short and long-term debt have carrying values that approximate fair values. Investment fair values equal quoted market prices, if available. If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities. If it is not practicable to estimate the fair value of an investment, the investment is recorded at cost and evaluated quarterly for events that may adversely impact its fair value.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Fair Value Measurement – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which updated the guidance in ASC Topic 820. The amendments in this ASU result in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure that U.S. GAAP and IFRS fair value measurements and disclosure requirements are described in the same way. The ASU also provides for certain changes in current GAAP disclosure requirements, for example with respect to the measurement of Level 3 assets and for measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity. The amendments in this update became effective for the Company beginning January 1, 2012 and did not have a material impact on our disclosures or our consolidated financial statements.

(t)       Intangibles - Goodwill and Other--In September 2011, the FASB issued ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” which was effective for fiscal years beginning after December 15, 2011. This ASU allows entities to first assess qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the two-step goodwill impairment test required under Topic 350, Intangible - Goodwill and Other. Topic 350 requires entities to test goodwill on an annual basis by comparing the fair value of a reporting unit to its carrying value including goodwill (Step 1). The second part of the test must be performed to measure the amount of impairment. Entities are not required to calculate the fair value of a reporting unit unless they conclude that it is more likely than not that the unit’s carrying value is greater than its fair value based on an assessment of events and circumstances. Entities may bypass the qualitative assessment during any reporting period. The Company performed a qualitative assessment of its goodwill during the fourth quarter of 2012 and the results of that assessment led to the conclusion that it was not necessary to perform the two-step goodwill impairment test.